DECOMISSIONING PROVISION (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of decommissioning provisions

($ millions)	2022	2021
Balance at January 1	412	348
Unwinding of discount rate	15	16
Change in rates	(158)	—
Disposition (Note 9)	(20)	—
Additions	1	29
Change in cost estimates and other	9	19
Balance at December 31	259	412